Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Feb. 28, 2012	Feb. 28, 2010
Operating Leases, Rent Expense	$ 14,705	$ 18,203	$ 46,157	$ 54,969	$ 89,000	$ 272,000	$ 704,000	$ 750,157
2013	51,346		51,346		36,295		36,295	51,346
2014	15,355		15,355		6,142		6,142	15,355
Contractual Obligation, Due in Next Twelve Months					26,300		26,300
Accrued Payroll Taxes, Current	160,000		160,000					160,000	185,000	185,000
Employment Contract [Member]
Contractual Obligation, Due in Next Twelve Months	20,700		20,700		19,500		19,500	20,700
Accrued Payroll Taxes, Current	20,700		20,700					20,700
Accrued Bonuses	23,000		23,000					23,000
Office Facility [Member]
Monthly Lease Rental					4,689
Workshop Facility [Member]
Monthly Lease Rental					2,460
Lease Renegotiation [Member] | Workshop Facility [Member]
Monthly Lease Rental					2,706
First Year [Member] | Lease Renegotiation [Member] | Office Facility [Member]
Monthly Lease Rental			2,792		2,792
Second Year [Member] | Lease Renegotiation [Member] | Office Facility [Member]
Monthly Lease Rental			$ 3,071		$ 3,071